CONSOLIDATED STATEMENTS OF NONCONTROLLING INTEREST, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	Common Stock Gelesis	Common Stock	Additional Paid-in Capital Gelesis Cumulative effects of adoption of accounting standards (see Note 2)	Additional Paid-in Capital Gelesis	Additional Paid-in Capital	Accumulated Other Comprehensive (Loss) Income Gelesis	Accumulated Deficit Gelesis Cumulative effects of adoption of accounting standards (see Note 2)	Accumulated Deficit Gelesis	Accumulated Deficit	Gelesis Noncontrolling Interest	Gelesis Series A-1	Gelesis Series A-2	Gelesis Series A3 Redeemable Convertible Preferred Stock [Member]	Gelesis Series A4 Redeemable Convertible Preferred Stock [Member]	Gelesis Series A-5	Gelesis Series Growth	Gelesis Series 2 Growth	Gelesis Series 3 Growth	Gelesis	Total
Balance at beginning at Dec. 31, 2019											$ 6,176,000	$ 3,033,000	$ 4,463,000	$ 2,466,000	$ 24,536,000	$ 31,500,000	$ 30,370,000	$ 51,348,000
Balance at the beginning at Dec. 31, 2019	$ 1,000			$ 26,248,000		$ 111,000		$ (145,423,000)											$ (119,063,000)
Balance, shares at Dec. 31, 2019	2,144,651
Temporary Equity Balance, shares at Dec. 31, 2019											1,636,971	1,161,254	1,492,685	1,439,352	1,977,114	2,538,274	2,370,803	2,973,270
Issuance of redeemable convertible preferred stock, and extinguishment of tranche rights liability																		$ 48,125,000
Accretion of senior preferred stock to redemption value				(11,372,000)											$ 455,000	$ 1,263,000	$ 314,000	$ 9,340,000	(11,372,000)
Exercise/Issuance of warrants				4,322,000										$ 136,000					4,322,000
Exercise/Issuance of warrants (in shares)														11,177
Stock based compensation expense				$ 4,808,000															4,808,000
Net income (loss)								(25,905,000)											(25,905,000)
Foreign currency translation gain						828,000				$ 513,000									$ 828,000
Noncontrolling interest, net of issuance costs of $406										11,349,000
Exercise of share-based awards (in shares)	10,839			12,000															12
Accretion of noncontrolling interest put option to redemption value								(567,000)		567,000									$ (567,000)
Unrealized loss on marketable securities						(1,000)													$ (1,000)
Balance, shares at Dec. 31, 2020	2,155,490	5,587,094
Temporary Equity Balance, shares at Dec. 31, 2020											1,636,971	1,161,254	1,492,685	1,450,529	1,977,114	2,538,274	2,370,803	5,818,895	18,446,525
Balance at the end at Dec. 31, 2020	$ 1,000			$ 23,907,000		938,000		(171,784,000)	$ (40,659,524)										$ (146,938,000)	$ (40,658,834)
Balance at ending at Dec. 31, 2020										12,429,000	$ 6,176,000	$ 3,033,000	$ 4,463,000	$ 2,602,000	$ 24,991,000	$ 32,763,000	$ 30,684,000	$ 108,813,000	$ 213,525,000
Balance at the beginning at Feb. 13, 2020					$ 0				0											0
Net income (loss)					0				(15,294,860)											(15,294,860)
Balance, shares at Dec. 31, 2020	2,155,490	5,587,094
Temporary Equity Balance, shares at Dec. 31, 2020											1,636,971	1,161,254	1,492,685	1,450,529	1,977,114	2,538,274	2,370,803	5,818,895	18,446,525
Balance at the end at Dec. 31, 2020	$ 1,000			23,907,000		938,000		(171,784,000)	(40,659,524)										$ (146,938,000)	(40,658,834)
Balance at ending at Dec. 31, 2020										12,429,000	$ 6,176,000	$ 3,033,000	$ 4,463,000	$ 2,602,000	$ 24,991,000	$ 32,763,000	$ 30,684,000	$ 108,813,000	213,525,000
Issuance of redeemable convertible preferred stock, and extinguishment of tranche rights liability (in shares)																		2,845,625
Stock based compensation expense					1,455,000															1,455,000
Net income (loss)									(18,586,000)											(18,586,000)
Balance, shares at Mar. 31, 2021		5,589,728
Balance at beginning at Dec. 31, 2020										12,429,000	$ 6,176,000	$ 3,033,000	$ 4,463,000	$ 2,602,000	$ 24,991,000	$ 32,763,000	$ 30,684,000	$ 108,813,000	213,525,000
Balance at the beginning at Dec. 31, 2020	$ 1,000			23,907,000		938,000		(171,784,000)	(40,659,524)										$ (146,938,000)	(40,658,834)
Balance, shares at Dec. 31, 2020	2,155,490	5,587,094
Temporary Equity Balance, shares at Dec. 31, 2020											1,636,971	1,161,254	1,492,685	1,450,529	1,977,114	2,538,274	2,370,803	5,818,895	18,446,525
Net income (loss)																				(43,325,000)
Foreign currency translation gain																				(368,000)
Balance, shares at Jun. 30, 2021		5,615,192
Balance at beginning at Dec. 31, 2020										12,429,000	$ 6,176,000	$ 3,033,000	$ 4,463,000	$ 2,602,000	$ 24,991,000	$ 32,763,000	$ 30,684,000	$ 108,813,000	$ 213,525,000
Balance at the beginning at Dec. 31, 2020	$ 1,000			23,907,000		938,000		(171,784,000)	(40,659,524)										$ (146,938,000)	(40,658,834)
Balance, shares at Dec. 31, 2020	2,155,490	5,587,094
Temporary Equity Balance, shares at Dec. 31, 2020											1,636,971	1,161,254	1,492,685	1,450,529	1,977,114	2,538,274	2,370,803	5,818,895	18,446,525
Accretion of senior preferred stock to redemption value				(94,134,000)											$ 19,316,000	$ 24,196,000	$ 22,517,000	$ 28,106,000	$ (94,134,000)
Exercise of stock options				146,000															$ 146,000
Exercise of stock options (in shares)	255,062																		255,062
Exercise/Issuance of warrants											$ 937,000		$ 2,997,000
Exercise/Issuance of warrants (in shares)											52,222,000		238,189,000
Stock based compensation expense				5,532,000															$ 5,532,000
Net income (loss)								(93,347,000)	(12,898,082)										(93,347,000)	(12,898,082)
Foreign currency translation gain						(719,000)				(950,000)									(719,000)
Accretion of noncontrolling interest put option to redemption value								(376,000)		376,000									(376,000)
Balance, shares at Dec. 31, 2021	2,410,552	6,248,192
Temporary Equity Balance, shares at Dec. 31, 2021											1,689,193	1,161,254	1,730,874	1,450,529	1,977,114	2,538,274	2,370,803	5,818,895
Balance at the end at Dec. 31, 2021	$ 1,000		$ (111,000)	(64,549,000)		219,000	$ 111,000	(265,507,000)	(53,524,159)										(329,836,000)	(329,836,000)
Balance at ending at Dec. 31, 2021										11,855,000	$ 7,113,000	$ 3,033,000	$ 7,460,000	$ 2,602,000	$ 44,307,000	$ 56,959,000	$ 53,201,000	$ 136,919,000
Balance, shares at Mar. 31, 2021		5,589,728
Stock based compensation expense					1,639,000															1,639,000
Net income (loss)									(24,739,000)											(24,739,000)
Foreign currency translation gain																				43,000
Balance, shares at Jun. 30, 2021		5,615,192
Balance, shares at Dec. 31, 2021	2,410,552	6,248,192
Stock based compensation expense					13,989,000															13,989,000
Net income (loss)									(5,703,000)											(5,703,000)
Balance, shares at Mar. 31, 2022		72,390,413
Balance at beginning at Dec. 31, 2021										$ 11,855,000	$ 7,113,000	$ 3,033,000	$ 7,460,000	$ 2,602,000	$ 44,307,000	$ 56,959,000	$ 53,201,000	$ 136,919,000
Balance at the beginning at Dec. 31, 2021	$ 1,000		$ (111,000)	$ (64,549,000)		$ 219,000	$ 111,000	$ (265,507,000)	(53,524,159)										$ (329,836,000)	$ (329,836,000)
Balance, shares at Dec. 31, 2021	2,410,552	6,248,192
Temporary Equity Balance, shares at Dec. 31, 2021											1,689,193	1,161,254	1,730,874	1,450,529	1,977,114	2,538,274	2,370,803	5,818,895
Exercise of stock options (in shares)																				162,064
Net income (loss)																				$ (18,216,000)
Foreign currency translation gain																				(564,000)
Balance, shares at Jun. 30, 2022		72,552,477
Balance at the end at Jun. 30, 2022																				5,098,000
Balance, shares at Mar. 31, 2022		72,390,413
Stock based compensation expense					$ 7,976,000															7,976,000
Net income (loss)									$ (12,513,000)											(12,513,000)
Foreign currency translation gain																				(426,000)
Balance, shares at Jun. 30, 2022		72,552,477
Balance at the end at Jun. 30, 2022																				$ 5,098,000